Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
(losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
YPL	(822)	1,090	(23)	7,385
Other equity method investments	(3)	2	(4)	4
Total share of post-tax (losses) earnings in equity method investments	(825)	1,092	(27)	7,389

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2022	2021
YPL	6,489	6,574
Other equity method investments	183	162
Total equity method investments	6,672	6,736

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set forth below is summarized financial information for 100% of YPL (formerly RHL prior to its sale in January 2021).

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Revenues	-	-	-	551

Gain related to the sale of Refinitiv to LSEG	-	-	-	18,645
Mark-to-market of LSEG shares	(2,064)	2,427	(199)	(1,147)
Dividend income	144	120	144	120
Refinitiv net loss prior to its sale to LSEG	-	-	-	(361)
Net (loss) earnings	(1,920)	2,547	(55)	17,257
Remove: Net earnings attributable to non-controlling interests	-	-	-	(11)
Net (loss) earnings attributable to YPL	(1,920)	2,547	(55)	17,246
Other comprehensive loss attributable to YPL	-	-	-	(214)
Total comprehensive (loss) income attributable to YPL	(1,920)	2,547	(55)	17,032
The following table reconciles the net assets attributable to YPL (formerly RHL) to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2022	2021
Assets
Current assets	10	6
Non-current assets	15,884	16,068
Total assets	15,894	16,074
Liabilities
Current liabilities	8	4
Non-current liabilities	204	189
Total liabilities	212	193
Net assets attributable to YPL	15,682	15,881

Net assets attributable to YPL - beginning period	15,881	2,487
Net (loss) earnings attributable to YPL	(55)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Other adjustments (1)	-	253
Distribution to owners	(144)	(1,200)
Net assets attributable to YPL - ending period	15,682	15,881
Thomson Reuters % share	42.82%	42.82%
Thomson Reuters $ share	6,715	6,800
Historical excluded equity adjustment (2)	(226)	(226)
Thomson Reuters carrying amount	6,489	6,574

(1)	Consists of equity transactions excluded from total comprehensive income attributable to YPL.
(2)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.